EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Tabular disclosure (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income for the year	$ 3,215,172	$ 2,191,477	$ 2,177,116
Less: participation of non-controlling interests	(1,493,300)	(1,176,390)	(1,438,113)
Net income attributable to owners of the parent	1,721,872	1,015,087	739,003
Less: Allocation of undistributed earnings to preferred stockholders, basic	(548,004)	(322,436)	(234,713)
Less: Allocation of undistributed earnings to preferred stockholders, diluted	(548,004)	(322,436)	(234,713)
Net Income allocated to common shareholders for basic EPS	1,173,868	692,651	504,290
Net Income allocated to common shareholders for diluted EPS	$ 1,173,868	$ 692,651	$ 504,290
Weighted average number of common shares outstanding used in basic EPS calculation	16,186,869,620	16,201,502,910	16,202,376,163
Basic earnings per share to common shareholders (pesos)	$ 72.52	$ 42.75	$ 31.12
Diluted earnings per share to common shareholders (pesos)	72.52	42.75	31.12
Basic earnings per ADS in Colombian pesos	1,450.4	855.04	622.49
Diluted earnings per ADS in Colombian pesos	$ 1,450.4	$ 855.04	$ 622.49
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,743,475,754	23,743,475,754	23,743,475,754